Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Commercialization revenue received	$ 7,969	$ 4,162
Government grants and tax incentives received	24	56
Payments to suppliers and employees (inclusive of goods and services tax)	(59,855)	(86,029)
Interest received	5	17
Income taxes paid	(31)	(35)
Net cash (outflows) in operating activities	(51,888)	(81,829)
Cash flows from investing activities
Investment in fixed assets	(110)	(1,424)
Payments for intellectual property	(75)
Net cash (outflows) in investing activities	(185)	(1,424)
Cash flows from financing activities
Proceeds from borrowings	51,919
Repayment of borrowings	(55,458)
Payment of transaction costs from borrowings	(5,513)	(13)
Interest and other costs of finance paid	(4,317)	(4,122)
Proceeds from issue of shares	209	105,584
Proceeds from issue of warrants	8,081	12,969
Payments for share issue costs	(216)	(1,547)
Payments for lease liabilities	(2,359)	(2,100)
Net cash inflows/(outflows) by financing activities	(7,654)	110,771
Net increase/(decrease) in cash and cash equivalents	(59,727)	27,518
Cash and cash equivalents at beginning of period	136,881	129,328
FX gain/(losses) on the translation of foreign bank accounts	(394)	1,417
Cash and cash equivalents at end of period	$ 76,760	$ 158,263